Other non-current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other non-current financial assets.
Liquidity contract - cash balance	€ 25	€ 38	€ 72
Security deposit for non-convertible bonds ("Kreos contract 2018")	134	126	104
Other Security Deposits, Non-current		9	10
Total other non-current financial assets	€ 158	€ 173	€ 186